PREFERRED STOCK (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023	Mar. 30, 2022
Class of Stock [Line Items]
Preferred stock, shares authorized	25,000,000		25,000,000		25,000,000
Preferred stock, par value	$ 0.001		$ 0.001		$ 0.001
Preferred Stock, Shares Outstanding	0		0		0
Proceeds from Issuance of Preferred Stock and Preference Stock			$ 80,000	$ 97,250
Geneva Roth Remark Holdings [Member]
Class of Stock [Line Items]
Loss on conversion of stock	$ 165,520		$ 306,373
Stock Repurchased During Period, Shares	11,022
Stock Repurchased During Period, Value	$ 14,329
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	1,000,000		1,000,000		1,000,000
Preferred stock, par value	$ 0.001		$ 0.001		$ 0.001
Preferred stock, shares designated	1,000,000		1,000,000
Preferred Stock, Shares Outstanding	1,000,000		1,000,000		1,000,000
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	1,900,000		1,900,000		1,900,000
Preferred stock, par value	$ 0.001		$ 0.001		$ 0.001
Preferred stock, shares designated	1,900,000		1,900,000
Preferred Stock, Shares Outstanding	1,833,000		1,833,000		1,833,000
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	1,000,000		1,000,000		1,000,000
Preferred stock, par value	$ 0.001		$ 0.001		$ 0.001	$ 1.00
Preferred stock, shares designated	1,000,000		1,000,000			1,000,000
Preferred Stock, Shares Outstanding	0		0		163,950
Series C Preferred Stock [Member] | Geneva Roth Remark Holdings [Member]
Class of Stock [Line Items]
Conversion of stock, shares converted	77,790	75,138	152,928
Loss on conversion of stock		$ 140,853
Common Stock [Member] | Geneva Roth Remark Holdings [Member]
Class of Stock [Line Items]
Conversion of stock, shares issued	136,597,058	53,371,284	189,968,342
Series D Preferred Stock [Member]
Class of Stock [Line Items]
Proceeds from Issuance of Preferred Stock and Preference Stock	$ 80,000